Schedule of Investments
June 30, 2020 (unaudited)
Forester Discover Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 59.92%

Consumer Discretionary - 2.91%
Michelin ADR			1,220		24,764
Volkswagen AG ADR (2)			2,150		34,776

					59,540
Consumer Staples - 9.80%
Diageo, Plc. ADR (2)			325		43,677
Essity AB ADR (2)			1,110		95,718
Unilever, Plc. ADR			3,010		60,917

					200,312
Energy - 3.34%
BP Plc. ADR			1,910		44,541
Total SA ADR			620		23,845

					68,386
Financial Services - 8.37%
AXA Group ADR (2)			2,060		43,033
HSBC Holdings, Plc. ADR (2)			1,220		28,463
Prudential, Plc. ADR			1,780		54,076
The Toronto-Dominion Bank NY			1,020		45,502

					171,074

Health Care - 7.57%
Glaxosmithkline, Plc. ADR			1,720		70,159
Sanofi Adr			1,660		84,743

					154,902

Industrial Goods - 5.67%
Newmont Goldcorp Corp.			920		54,271
Siemens AG ADR (2)			1,000		61,740

					116,011

Industrials - 2.17%
BAE Systems Plc. (2)			1,850		44,400

Insurance Agents, Brokers, Services- 0.91%
Swiss RE AG ADR			970		18,673

Materials - 5.43%
Agnico Eagle Mines Ltd.			930		59,576
Amcor Plc			5,040		51,458

					111,034

Technology - 3.35%
SAP AG ADR			490		68,600

Telecommunications - 4.44%
Deutsche Telekom AG ADR			2,830		47,459
KT Corp. ADR (2)			4,450		43,343

					90,802

Utilities - 5.95%
Red Electrica Corp. SA ADR			4,760		44,458
Rwe AG ADR			2,200		77,163

					121,621

Total Common Stock			(Cost $ 1,046,235)		1,225,355

U.S. Government Obligations - 34.71%

U.S. Government Treasury Bill, 0.00%, 09/03/2020			600,000		599,848
U.S. Government Treasury Bill, 0.00%, 09/24/2020			110,000		109,962

Total U.S. Government Obligations			(Cost $ 709,898)		709,810

Money Market Registered Investment Companies - 33.84%

Morgan Stanley Inst. Liquidity Fund - Treasury Portfolio - .0584% (5)			692,005		692,005

Total Money Market Registered Investment Companies			(Cost $ 692,005)		692,005

Total Investments - 128.69%			(Cost $ 2,453,770)		2,631,770

Other Assets less Liabilities - -28.69%					(586,792)

Total Net Assets - 100.00%					2,044,978

Options

	Long (Short)		Notional Value of		Fair
	Contracts	Expiration Date	Contracts ($)		Value ($)
Put Options
iShares MSCI EAFE ETF, July 17, 2020, Put @ $58.00	100	7/17/2020	335,604		4,600

Total Options	100		335,604		4,600

			(Cost $ 5,632)		4,600

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$1,921,960	$
Level 2 - Other Significant Observable Inputs			709,810		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$2,631,770		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.